Annual Operating Expenses - FidelityConnecticutMunicipalIncomeFund-PRO - FidelityConnecticutMunicipalIncomeFund-PRO - Fidelity Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund
Jan. 29, 2024
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.49%